LONG-TERM LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2018
LONG-TERM LOANS AND OTHER BORROWINGS
LONG-TERM LOANS AND OTHER BORROWINGS

19. LONG-TERM LOANS AND OTHER BORROWINGS

Long-term loans and other borrowings consist of the following:

	Notes	2017	2018
Two-step loans	19a	892	751
Bonds and notes	19b	8,982	9,956
Bank loans	19c	13,894	18,748
Other borrowings	19d	1,196	1,950
Obligations under finance leases	12c.xii	3,010	2,338
Total		27,974	33,743

Scheduled principal payments as of December 31, 2018 are as follows:

			Year
	Notes	Total	2020	2021	2022	2023	Thereafter
Two-step loans	19a	751	198	181	144	127	101
Bonds and notes	19b	9,956	2,490	477	2,197	—	4,792
Bank loans	19c	18,748	7,648	3,051	2,577	2,813	2,659
Other borrowings	19d	1,950	404	405	405	415	321
Obligations under finance leases	12c.xii	2,338	768	670	549	233	118
Total		33,743	11,508	4,784	5,872	3,588	7,991

a.    Two-step loans

Two-step loans are unsecured loans obtained by the Government from overseas banks which are then re-loaned to the Company. Loans obtained up to July 1994 are payable in rupiah based on the exchange rate at the date of drawdown. Loans obtained after July 1994 are payable in their original currencies and any resulting foreign exchange gain or loss is borne by the Company.

		2017		2018
		Outstanding		Outstanding
		Original currency	Rupiah	Original currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	5,375	648	4,607	602
	US$	17	237	13	188
	Rp	—	213	—	159
Total			1,098		949
Current maturities (Note 18b)			(206)		(198)
Long-term portion			892		751

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	7.50%

The loans were intended for the development of telecommunications infrastructure and supporting telecommunications equipment. The loans will be settled semi-annually and due on various dates through 2024.

The Company had used all facilities under the two-step loans program since 2008.

Under the loan covenants, the Company is required to maintain financial ratios as follows:

a.    Projected net revenue to projected debt service ratio should exceed 1.2:1 for the two-step loans originating from Asian Development Bank (“ADB”).

b.    Internal financing (earnings before depreciation and finance costs) should exceed 20% compared to annual average capital expenditures for loans originating from the ADB.

As of December 31, 2018, the Company has complied with the above-mentioned ratios.

Refer to Note 33 for details of related party transactions.

b.   Bonds and notes

		2017		2018
		Outstanding		Outstanding
		Original currency	Rupiah	Original currency	Rupiah
Bonds and notes	Currency	(in millions)	equivalent	(in millions)	equivalent
Bonds
2010
Series B	Rp	—	1,995	—	1,995
2015
Series A	Rp	—	2,200	—	2,200
Series B	Rp	—	2,100	—	2,100
Series C	Rp	—	1,200	—	1,200
Series D	Rp	—	1,500	—	1,500
Medium Term Notes (“MTN”)
MTN I Telkom 2018
Series A	Rp	—	—	—	262
Series B	Rp	—	—	—	200
Series C	Rp	—	—	—	296
MTN Syariah Ijarah I Telkom 2018
Series A	Rp	—	—	—	264
Series B	Rp	—	—	—	296
Series C	Rp	—	—	—	182
Total			8,995		10,495
Unamortized debt issuance cost			(13)		(14)
Total			8,982		10,481
Current maturities (Note 18b)			—		(525)
Long-term portion			8,982		9,956

(i)   Bonds

2010

						Interest payment	Interest rate per
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	annum
Series B	1,995	The Company	IDX	June 25, 2010	July 6, 2020	Quarterly	10.20%

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 12c.ix). The underwriters of the bonds are PT Bahana Securities (“Bahana”), PT Danareksa Sekuritas, and PT Mandiri Sekuritas and the trustee is Bank CIMB Niaga. Based on the General Meeting of Bondholders on September 26, 2018, the trustee was changed to BTN.

The Company received the proceeds from the issuance of bonds on July 6, 2010.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband (bandwidth, softswitching, datacom, information technology and others) and infrastructure (backbone, metro network, regional metro junction, internet protocol, and satellite system) and to optimize legacy and supporting facilities (fixed wireline and wireless).

As of December 31, 2018, the rating of the bonds issued by PT Pemeringkat Efek Indonesia (“Pefindo”) is idAAA (stable outlook).

Based on the indenture trusts agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

1.     Debt to equity ratio should not exceed 2:1.

2.     EBITDA to finance costs ratio should not be less than 5:1.

3.     Debt service coverage is at least 125%.

As of December 31, 2018 the Company has complied with the above-mentioned ratios.

2015

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

The bonds are not secured by specific security but by all of the Company’s assets, movable or non-movable, either existing or in the future (Note 12c.ix). The underwriters of the bonds are Bahana, PT Danareksa Sekuritas, PT Mandiri Sekuritas,  and PT Trimegah Sekuritas Indonesia, Tbk. and the trustee is Bank Permata.

The Company received the proceeds from the issuance of bonds on June 23, 2015.

The funds received from the public offering of bonds net of issuance costs, were used to finance capital expenditures which consisted of wave broadband, backbone, metro network, regional metro junction, information technology application and support, and merger and acquisition of some domestic and international entities.

As of December 31, 2018, the rating of the bonds issued by Pefindo is idAAA (stable outlook).

Based on the indenture trusts agreement, the Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows:

1.    Debt to equity ratio should not exceed 2:1.

2.    EBITDA to finance costs ratio should not be less than 4:1.

3.    Debt service coverage is at least 125%.

As of December 31, 2018, the Company has complied with the above-mentioned ratios.

(ii)  MTN

MTN I Telkom Year 2018

					Interest payment	Interest rate
Notes	Currency	Principal	Issuance date	Maturity date	period	per annum	Security
Series A	Rp	262	September 4, 2018	September 14, 2019	Quarterly	7.25%	All assets
Series B	Rp	200	September 4, 2018	September 4, 2020	Quarterly	8.00%	All assets
Series C	Rp	296	September 4, 2018	September 4, 2021	Quarterly	8.35%	All assets
		758

Based on Agreement of Issuance and Appointment of Monitoring Agents of Medium Term Notes (MTN) I Telkom Year 2018 dated August 31, 2018 as covered by notarial deed No. 24 of Fathiah Helmi, S.H., the Company issued MTN with the principal amount up to Rp758 billion in series.

Bahana, PT BNI Sekuritas, PT CGS-CIMB Sekuritas Indonesia, PT Danareksa Sekuritas and PT Mandiri Sekuritas act as the Arranger, BTN as the Monitoring Agent and  PT Kustodian Sentral Efek Indonesia (“KSEI”) as the Custodian. The MTN are traded in private placement programs. The funds obtained from MTN are used for development of cable network and backbone.

As of December 31, 2018, the rating of the MTN issued by Pefindo is idAAA (Triple A).

Under the agreement, the Company is required to comply with all covenants or restrictions including maintaining financial ratios as follows:

1.Debt to equity ratio should not exceed 2:1

2.EBITDA to interest ratio should not be less than 4:1

3.Debt Service Coverage is at least 125%

As of December 31, 2018, the Company has complied with the above-mentioned ratios.

MTN Syariah Ijarah I Telkom Year 2018

						Annual
				Maturity	Return	return
Notes	Currency	Principal	Issuance date	date	period	payment	Security
Series A	Rp	264	September 4, 2018	September 14, 2019	Quarterly	19	The Right to benefit of ijarah objects
Series B	Rp	296	September 4, 2018	September 4, 2020	Quarterly	24	The Right to benefit of ijarah objects
Series C	Rp	182	September 4, 2018	September 4, 2021	Quarterly	15	The Right to benefit of ijarah objects
		742				58

Based on Agreement of Issuance and Appointment of Monitoring Agents of Medium Term Notes (MTN) Syariah Ijarah Telkom Year 2018 dated August 31, 2018 as covered by notarial deed No. 26 of Fathiah Helmi, S.H., the Company issued MTN Syariah Ijarah with the principal amount up to Rp742 billion in series.

Bahana, PT BNI Sekuritas, PT CGS-CIMB Sekuritas Indonesia, PT Danareksa Sekuritas and PT Mandiri Sekuritas act as the Arranger, BTN as the Monitoring Agent and  KSEI as the Custodian. The MTN Syariah Ijarah are traded in private placement programs. The funds obtained from MTN Syariah Ijarah are used for investment projects. The object of MTN Syariah Ijarah transaction is telecommunication network which is located in the special region of Yogyakarta, its network telecommunication involves cable network, information technology equipments, and other production tools of telecommunication services.

As of December 31, 2018, the rating of the MTN Syariah Ijarah issued by Pefindo is idAAA sy (Triple A Syariah).

Under the agreement, the Company is required to comply with all covenants or restrictions including maintaining financial ratios as follows:

1.Debt to equity ratio should not exceed 2:1.

2.EBITDA to interest ratio should not be less than 4:1.

3.Debt Service Coverage is at least 125%.

As of December 31, 2018, the Company has complied with the above-mentioned ratios.

c.    Bank loans

		2017		2018
		Outstanding		Outstanding
		Original		Original
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	4,603	—	6,826
Bank Mandiri	Rp	—	1,126	—	4,546
BRI	Rp	—	2,166	—	1,248
Sub-total			7,895		12,620
Third parties
MUFG Bank	Rp	—	1,944	—	3,011
	US$	—	—	10	144
Syndication of banks	Rp	—	2,250	—	1,750
	US$	—	—	37	532
Citibank	Rp	—	—	—	1,000
PT Bank Central Asia Tbk (“BCA”)	Rp	—	1,100	—	740
UOB Singapore	US$	49	664	49	710
Sumitomo	Rp	—	804	—	661
Bank CIMB Niaga	Rp	—	1,726	—	462
ANZ	Rp	—	440	—	440
UOB	Rp	—	500	—	428
DBS	Rp	—	144	—	379
PT Bank ICBC Indonesia ("ICBC")	Rp	—	249	—	204
Exim Bank of Malaysia Berhad	MYR	37	124	23	81
Japan Bank for International Cooperation (“JBIC”)	US$	9	128	3	45
Others	Rp	—	26	—	33
	MYR	15	50	13	46
Sub-total			10,149		10,666
Total			18,044		23,286
Unamortized debt issuance cost			(40)		(61)
Gain on debt restructuring			—		(5)
			18,004		23,220
Current maturities (Note 18b)			(4,110)		(4,472)
Long-term portion			13,894		18,748

Refer to Note 33 for details of related party transactions.

Other significant information relating to bank loans as of December 31, 2018 is as follows:

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security
BNI
2018	GSD	Rp	182	8	2018 - 2021	Monthly	8.75%	Trade receivables (Note 6)
2013 - 2018	The Company, Telkomsel[a], GSD, TLT, Sigma, Dayamitra, Telkom Infratel, Telkom Akses	Rp	9,892	671	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 2.20% - 3.00%, 3 months JIBOR + 1.50% - 2.50%	Trade receivables (Note 6), Inventory (Note 8) and Property and equipment (Note 12)
Bank Mandiri
2016 - 2018	The Company, Telkomsel[a,c], Balebat, Telkomsat	Rp	8,750	4,035	2017 - 2024	Monthly, Quarterly	8.50%, 8.75%, 9.00%, 9.50%	Trade receivables (Note 6), Inventory (Note 8) and Property and equipment (Note 12)
2017	GSD, TII, Dayamitra	Rp	845	—	2019 - 2024	Quarterly	3 months JIBOR + 1.85%	None
BRI
2013	GSD	Rp	103	17	2014 - 2021	Monthly	10.00%	Trade receivables (Note 6), Property and equipment (Note 12) and lease agreement
2017 - 2018	The Company, Dayamitra	Rp	1,200	—	2019 - 2025	Quarterly	3 months JIBOR + 1.85%	None

MUFG Bank
2015 - 2018	GSD, Metra, Infomedia, Dayamitra	Rp	3,950	194	2016 - 2025	Quarterly	3 months JIBOR + 1.43% - 2.25%	Property and equipment (Note 12) and lease agreement
2018	TII	US$	0.01	—	2019 - 2023	Quarterly	3 months LIBOR + 1.25%	None
Syndication of Banks
2015	The Company, GSD	Rp	3,000	500	2016 - 2022	Quarterly	3 months JIBOR + 2.00%	All Assets
2018	TII	US$	0.09	—	2020 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
Citibank
2018	The Company	Rp	1,000	—	2019 - 2020	Quarterly	8.50%	None

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	Interest rate per annum	Security
BCA
2017 - 2018	Metra, Dayamitra, Telkom Infratel	Rp	870	21	2018 - 2025	Quarterly	3 months JIBOR + 1.50% - 1.85%	Property and equipment (Note 12)
UOB Singapore
2016	TII	US$	0.06	—	2019 - 2024	Monthly	1 month LIBOR + 1.25%	None
Sumitomo
2015 - 2017	GSD, Metra, Infomedia, Dayamitra	Rp	1,150	194	2016 - 2022	Quarterly	3 months JIBOR + 1.50% - 2.15%	None
Bank CIMB Niaga
2011	GSD	Rp	78	8	2011 - 2021	Monthly	9.75%	Property and equipment (Note 12) and lease agreement
2017	GSD, Metra	Rp	495	28	2018 - 2023	Quarterly	3 months JIBOR + 1.50%	None

ANZ
2015 – 2017	GSD, PINS	Rp	750	—	2020 - 2022	Quarterly	3 months JIBOR + 2.00%	Property and equipment (Note 12)
UOB
2016	Dayamitra	Rp	500	71	2018 - 2024	Quarterly	3 months JIBOR + 2.20%	Property and equipment (Note 12)
DBS
2016 - 2017	Nutech, Telkomsat	Rp	136	17	2017 - 2022	Monthly, Quarterly	9.17%, 11.00%	Trade receivables (Note 6) and Property and equipment (Note 12)
2017	PINS, Dayamitra	Rp	400	38	2018 - 2022	Quarterly	3 months JIBOR + 1.50%	None
ICBC
2017	GSD	Rp	272	45	2017 - 2023	Quarterly	3 months JIBOR + 2.36%	Trade receivables (Note 6) and Property and equipment (Note 12)
Exim Bank of Malaysia Berhard
2016	TII	MYR	0.06	0.014	2017 - 2020	Monthly	ECOF + 1.89%	None
JBIC[b]
2013	The Company	US$	0.03	0.004	2014 - 2019	Semi-annually	2.18%	None
2013	The Company	US$	0.03	0.003	2014 - 2019	Semi-annually	6 months LIBOR + 1.20%	None

* In original currency

[a]  Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2018 Telkomsel has complied with the above covenants.

[b]  In connection with the agreement with NEC Corporation Consortium and TE SubCom, the Company entered into a loan agreement with JBIC, for the procurement of goods and services from NEC Corporation Consortium and TE SubCom for the Southeast Asia Japan Cable System project. The facilities consist of facilities A and B amounting to US$18.8 million and US$12.5 million, respectively.

[c] Based on the latest amendment on December 11, 2018.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as dividend distribution, obtaining new loans, and maintaining financial ratios. As of December 31, 2018, the Group has complied with all covenants or restrictions, except for certain loans. As of December 31, 2018, the Group obtained waiver from lenders to not demand the loan payment as consequence of the breach of covenants.

On March 13, 2015, the Company, GSD, Metra, and Infomedia entered into several credit facilities agreements with Sumitomo, MUFG Bank, ANZ, and syndication of banks (BCA and BNI) amounting to  Rp750 billion, Rp750 billion, Rp500 billion, and Rp3,000 billion, respectively. Based on amendment on August 2, 2016, Dayamitra and Telkom Akses are included as borrowers into Sumitomo and MUFG Bank credit facilities agreement and excluded GSD from those agreement. Based on the latest amendment on March 13, 2017, PINS is included as one of borrower into ANZ’s credit facility agreement. In 2017, PINS drawn down the facility amounted to Rp200 billion. As of December 31, 2018 the unused facilities for Sumitomo, MUFG Bank, and ANZ amounted to Rp82.5 billion, Rp82.5 billion, and Rp60 billion, respectively.

On March, 24, 2017, the Company, Dayamitra, Sigma, GSD, and TII entered several credit agreements with BRI, BNI, and Bank Mandiri amounting to Rp1,000 billion, Rp2,005 billion, and Rp1,500 billion, respectively. As of December 31, 2018, the unused facilities for Bank Mandiri amounted to Rp5 billion.

On March 30, 2017, The Company, GSD, Metra, Dayamitra, PINS, and Telkomsat entered into several credit agreements with MUFG Bank, Sumitomo, DBS, Bank CIMB Niaga, and BCA amounting to Rp400 billion, Rp400 billion, Rp850 billion, Rp495 billion, and Rp850 billion, respectively. Based on amendment on June 29, 2017, Telkom Infratel is included as one of borrower into BCA’s credit facility agreement replaced PINS. As of December 31, 2018, the unused facilities for MUFG Bank, Sumitomo, DBS, Bank CIMB Niaga, and BCA amounted to Rp79 billion, Rp79 billion, Rp420 billion, Rp20 billion, and Rp564 billion, respectively.

On March, 27, 2018, the Company, Dayamitra and TII entered into several credit agreements with BNI, BRI, Bank Mandiri, and MUFG Bank amounting to Rp825 billion, Rp700 billion, Rp775 billion, and Rp800 billion. As of December 31, 2018, the unused facilities for BNI, BRI, Bank Mandiri, and MUFG Bank amounting to Rp825 billion, Rp500 billion, Rp775 billion, and RpNil, respectively.

The credit facilities were obtained by the Group for working capital purposes.

d.    Other borrowing

		Outstanding
Lenders	Currency	2017	2018
PT Sarana Multi Infrastruktur	Rp	1,300	2,250
Unamortized debt issuance cost		(5)	(6)
Total		1,295	2,244
Current maturities (Note 18b)		(99)	(294)
Long-term portion		1,196	1,950

Refer to Note 33 for details of related party transactions.

i.  Dayamitra

				Current
			Total	period	Principal
			facility	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	per annum	Security
PT Sarana Multi Infrastruktur
October 12, 2016	Dayamitra	Rp	700	50	Semi-annually (2018-2024)	3 months JIBOR+1.85%	Property and equipment (Note 12)
March 29, 2017	Dayamitra	Rp	600	—	Semi-annually (2018-2024)	3 months JIBOR+1.85%	Property and equipment (Note 12)

Under the agreement, Dayamitra is required to comply with all covenants or restrictions, including maintaining financial ratios as follows :

1.   Debt to equity ratio should not exceed 5:1.

2.   Net debt to EBITDA ratio should not exceed 4:1.

3.   Debt service coverage is at least 100%.

As of December 31, 2018, Dayamitra has complied with the above-mentioned ratios.

ii.  The Company

				Current period	Principal
			Total facility	payment	payment	Interest rate
	Borrower	Currency	(in billions)	(in billions)	schedule	per annum	Security
PT Sarana Multi Infrastruktur
November 14, 2018	The Company	Rp	1,000	—	Semi-annually (2019-2023)	8.35%	None

Under the agreement, The Company is required to comply with all covenants or restrictions, including maintaining financial ratios as follows :

1.   Debt to equity ratio should not exceed 2:1.

2.   EBITDA to interest ratio should not be less than 4:1.

3.   Debt service coverage is at least 125%.

As of December 31, 2018, The Company has complied with the above-mentioned ratios.